Accounts Receivable, Net (Details Narrative) - TALENTEC SDN. BHD. [Member] - USD ($)	12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024
Allowance and reversal of credit losses		$ 19,494
Reversal of credit loss	$ 861